Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summarizes share option activity

The following table summarizes share option activity for the year ended December 31, 2017:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value (1)
Outstanding as of December 31, 2016	6,341,939	$1.47
Granted	309,000	$1.11
Exercised	—	$—
Forfeited	(406,844)	$1.51

Outstanding as of December 31, 2017	6,244,095	$1.45	7.8	$—

Options exercisable as of December 31, 2017	4,279,070	$1.58	7.3	$—

Options vested and expected to vest as of December 31, 2017	6,244,095	$1.45	7.8	$—

(1)	As of December 31, 2017, the fair value of the Company’s common shares as determined by its board of directors was $0.31 per share.

Summarizes certain information regarding stock options

The following table summarizes certain information regarding stock options for the years ended December 31, (in thousands, except per share data):

	2017	2016
Weighted-average grant date fair value per share of options granted during the period	$0.83	$0.92
Cash received from options exercised during the period	$—	$—
Intrinsic value of options exercised during the period	$—	$—

Weighted-average assumptions rate

The fair value of stock-based payments for stock options granted to employees, nonemployee directors and consultants was estimated on the date of grant using the BSM based on the following weighted-average assumptions for the years ended December 31:

	2017	2016
Expected volatility	90.9%	89.8%
Risk-free interest rate	2.2%	1.3%
Expected dividend yield	0.0%	0.0%
Expected term (years)	5.9	5.8

Stock-based compensation expense related to stock options

The following table summarizes stock-based compensation expense related to stock options for the years ended December 31, included in the consolidated statements of operations as follows (in thousands):

	2017	2016
Research and development	$184	$218
General and administrative	677	1,213

Total	$861	$1,431